Supplementary Insurance Information	12 Months Ended
Dec. 31, 2011
Supplementary Insurance Information [Abstract]
Supplementary Insurance Information

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III         Supplementary Insurance Information

As of December 31, 2011, 2010 and 2009 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable [1]	Premium revenue
2011
Individual Investments	$2,709	$12,550			$234
Retirement Plans	269	12,638			—
Individual Protection	1,877	9,338			297
Corporate and Other	(430)	726			—

Total	$4,425	$35,252			$531

2010
Individual Investments	$2,126	$10,541			$209
Retirement Plans	269	11,874			—
Individual Protection	1,795	9,163			275
Corporate and Other	(217)	1,098			—

Total	$3,973	$32,676			$484

2009
Individual Investments	$1,911	$10,871			$191
Retirement Plans	271	11,703			—
Individual Protection	1,770	8,745			279
Corporate and Other	31	1,831

Total	$3,983	$33,150			$470

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2011
Individual Investments	$527	$850	$96	$183
Retirement Plans	715	441	19	158
Individual Protection	533	863	103	193
Corporate and Other	69	8	(142)	156

Total	$1,844	$2,162	$76	$690

2010
Individual Investments	$569	$745	$231	$181
Retirement Plans	691	424	30	143
Individual Protection	510	801	184	191
Corporate and Other	55	37	(49)	132

Total	$1,825	$2,007	$396	$647

2009
Individual Investments	$562	$641	$(1)	$179
Retirement Plans	679	433	45	158
Individual Protection	492	826	158	229
Corporate and Other	146	99	264	131

Total	$1,879	$1,999	$466	$697

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
[2]

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.